Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) (Carmen Knutsen [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Revenue	$ 67,074
Net income	$ 16,096